Inventories (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Inventories [Abstract]
Raw materials and consumables	£ 332	£ 363	£ 322
Work in progress	53	48	59
Maturing inventories	4,562	4,562	4,358
Finished goods and goods for resale	803	799	720
Inventories	£ 5,750	£ 5,772	£ 5,459